Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2014
F | Spartan Total Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst_SupplementTextBlock	Supplement to the
Spartan® Total Market Index Fund
Class F
April 29, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.035%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.001%
Total annual operating expenses	0.036%
Fee waiver and/or expense reimbursementB	0.001%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.035%

A Adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class F of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets, exceeds 0.035%. This arrangement will remain in effect through April 30, 2015. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 4
3 years	$ 12
5 years	$ 20
10 years	$ 46